Note 7 - Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 7 - Fixed Assets

Fixed assets consist of the following at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Office equipment	$12,898	$12,898
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Less accumulated depreciation	(35,541)	(29,804)
	$79,967	$85,704

During the three months ended March 31, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation and amortization expense totaled $5,737 and $5,737 for the three months ended March 31, 2013 and 2012, respectively.

Fixed assets consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011
Software	$–	$6,315
Office equipment	12,898	14,222
Website development costs	99,880	99,880
Furniture and fixtures	2,730	3,912
Less accumulated depreciation	(29,804)	(10,768)
	$85,704	$113,561

During the years ended December 31, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation and amortization expense totaled $22,945 and $8,725 for the years ended December 31, 2012 and 2011, respectively.